Leases - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Leases
Recognized rental income	¥ 1,377	¥ 717	¥ 1,229
Future minimum lease payments to be received	27,059
Rental expenses, net of sublease rental income	44,202	42,919	¥ 49,000
Capital lease assets	28,653	27,067
Accumulated depreciation on capital lease assets	¥ 8,791	¥ 7,225